CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Financial Position [Abstract]
Preferred stock (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	183,207,747	182,895,247	133,907,747
Common stock, shares outstanding	183,207,747	182,895,247	133,907,747